FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Overdue receivables	$ 36,973
Allowance for doubtful accounts	$ 36,973
Customer one [member]
IfrsStatementLineItems [Line Items]
Revenue percentage	41.00%	17.00%